Income Taxes - Schedule of Deferred Tax Liabilities and Related Valuation Allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 48,984	$ 39,714
Debt related interest	15,272	12,205
Capitalized research and development	2,014	0
Tax credit carryforwards	1,630	1,630
Stock based compensation	1,602	3,233
Accrued expense and reserves	568	1,517
Operating lease liabilities	315	404
Others	77	236
Total Deferred Tax Assets	70,462	58,939
Valuation allowance	(67,543)	(56,643)
Total Deferred Tax Assets	2,919	2,296
Deferred Tax Liabilities:
Intangible assets	(2,666)	(1,975)
Operating lease right-of-use assets	(253)	(319)
Other	0	(2)
Total Deferred Tax Liabilities	(2,919)	(2,296)
Net deferred tax liabilities	$ 0	$ 0